ACQUISITIONS OF SUBSIDIARIES (Details Narrative)						9 Months Ended		12 Months Ended
	Jul. 19, 2022 USD ($)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 CNY (¥)	May 25, 2021 USD ($)	May 25, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Aggregate purchase price	$ 4,301,293
Payment for acquisition							$ 4,497,972
Aixin Shangyan Hotel Management [Member]
Business Acquisition [Line Items]
Aggregate purchase price				$ 1,160,000	¥ 7,598,887					$ 1,160,000	¥ 7,598,887
AiXintang Pharmacises [Member]
Business Acquisition [Line Items]
Aggregate purchase price		$ 5,310,000	¥ 34,635,845	$ 5,310,000						$ 5,310,000	¥ 34,635,845
Ownership percentage		100.00%	100.00%							100.00%	100.00%
Business combination consideration transferred										$ 116,802
Runcangsheng [Member]
Business Acquisition [Line Items]
Aggregate purchase price								$ 4,418,095	¥ 31,557,820
Payment for acquisition						679,000
Accrued liabilities and other payable						$ 3,622,293